Unaudited Condensed Consolidated Balance Sheets - USD ($)	Jun. 30, 2022	Dec. 31, 2021
Current assets
Cash and cash equivalents	$ 4,952,773	$ 26,530,944
Trade accounts receivable, net	436,297	1,274,729
Other receivables	1,056,763	1,722,885
Inventories	2,425,346	2,274,454
Restricted cash	175,234	167,285
Prepaid expenses	685,848	382,729
Derivatives	984,547	540,753
Total current assets	10,716,808	32,893,779
Long-term assets:
Vessels, net	233,602,546	176,111,486
Advances for vessels under construction	37,796,368	7,615,958
Restricted cash	5,400,000	4,800,000
Derivatives	1,014,196	0
Total assets	288,529,918	221,421,223
Current liabilities
Long-term bank loans, current portion	39,637,129	29,034,049
Trade accounts payable	3,228,537	2,804,194
Accrued expenses	1,720,132	1,702,925
Accrued dividends	31,675	0
Deferred revenues	2,336,057	3,293,986
Due to related company	100,564	309,970
Total current liabilities	47,054,094	37,145,124
Long-term liabilities
Long-term bank loans, net of current portion	64,797,943	89,004,951
Derivatives	0	952,666
Fair value of below market time charters acquired	42,697,246	17,461,586
Total long-term liabilities	107,495,189	107,419,203
Total liabilities	154,549,283	144,564,327
Shareholders’ equity
Common stock (par value $0.03, 200,000,000 shares authorized, 7,294,541 and 7,279,939, issued and outstanding)	218,398	218,836
Additional paid-in capital	264,694,337	264,609,233
Accumulated deficit	(130,932,100)	(187,971,173)
Total shareholders’ equity	133,980,635	76,856,896
Total liabilities and shareholders’ equity	$ 288,529,918	$ 221,421,223